Submission	Dec. 08, 2025
Submission [Line Items]
Central Index Key	0002041610
Registrant Name	Paramount Skydance Corp
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A